UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549
                        Form 13F
                  Form 13F COVER PAGE


  Report for the Calendar Year or Quarter          June 30, 2007

  Check here if Amendment [       ];    Amendment Number:

  This amendment (Check only one.) :          [     ] is a restatement

  Institutional Investment Manager Filing this Report:
  Name:        The Adams Express Company
  Address:     7 St. Paul Street, Suite 1140
               Baltimore, MD  21202

  Form 13F File Number   28-597


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authoirzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



  Person Signing this Report on Behalf of Reporting Manager:



  Name:      Christine M. Sloan
  Title      Assistant Treasurer
  Phone      (410) 752-5900

  Signature, Place, and Date of Signing:

  Christine M. Sloan       Baltimore, MD          July 31, 2007

   [Signature]             [City, State]             [Date]



  Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


  List of Other Managers Reporting for this Manager:
  Form 13F File Number 			Name
  28-__________________			_________________________________________

  [Repeat as necessary.]



  Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total:83

  Form 13F Information Table Value Total:$   1,404,857
                                                  (in thousands)

  List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.     Form 13-F File No.     Name
  ____    28-_______________	 ____________________________

  [Repeat as necessary.]


       COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5         COLUMN 6   COLUMN 7 COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS CUSIP   VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                             IN 000's  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
  3M COMPANY              COM     88579Y101  13,886    160,000  SH      SOLE                 160,000
  ABBOTT LABS             COM     002824100  17,136    320,000  SH      SOLE                 320,000
  ADVANCED MEDICAL OPTI   COM     00763M108  11,336    325,000  SH      SOLE                 325,000
  AIR PRODUCTS & CHEMIC   COM     009158106  18,485    230,000  SH      SOLE                 230,000
  ALLTEL CORP.            COM     020039103  20,265    300,000  SH      SOLE                 300,000
  AMBAC FINANCIAL GROUP   COM     023139108  17,438    200,000  SH      SOLE                 200,000
  AMERICAN INT'L GROUP    COM     026874107  35,015    500,000  SH      SOLE                 500,000
  AQUA AMERICA, INC.      COM     03836W103  11,223    499,000  SH      SOLE                 499,000
  AT&T CORP               COM     00206R102  16,600    400,000  SH      SOLE                 400,000
  AUTOMATIC DATA PROCES   COM     053015103  14,541    300,000  SH      SOLE                 300,000
  AVAYA INC.              COM     053499109  10,104    600,000  SH      SOLE                 600,000
  AVON PRODUCTS           COM     054303102  15,376    418,400  SH      SOLE                 418,400
  BANK OF AMERICA         COM     060505104  29,823    610,000  SH      SOLE                 610,000
  BANK OF NEW YORK INC.   COM     064057102  15,540    375,000  SH      SOLE                 375,000
  BANKATLANTIC BANCORP    CL A    065908501  7,577     880,000  SH      SOLE                 880,000
  BEA SYSTEMS INC.        COM     073325102  10,952    800,000  SH      SOLE                 800,000
  BJ WHOLESALE CLUB       COM     05548J106  16,213    450,000  SH      SOLE                 450,000
  BRISTOL MYERS SQUIBB    COM     110122108  10,888    345,000  SH      SOLE                 345,000
  BROADCOM CORP           CL A    111320107  11,700    400,000  SH      SOLE                 400,000
  BUNGE LTD.              COM     G16962105  11,830    140,000  SH      SOLE                 140,000
  CINTAS CORP.            COM     172908105  11,829    300,000  SH      SOLE                 300,000
  CISCO SYSTEMS           COM     17275R102  23,673    850,000  SH      SOLE                 850,000
  COMCAST CORP.           CL A    20030N101  14,763    525,000  SH      SOLE                 525,000
  COMPASS BANKSHARES IN   COM     20449H109  5,863      85,000  SH      SOLE                  85,000
  CONOCOPHILLIPS          COM     20825C104  27,082    345,000  SH      SOLE                 345,000
  CORNING INC             COM     219350105  12,775    500,000  SH      SOLE                 500,000
  CREE INC.               COM     225447101  9,694     375,000  SH      SOLE                 375,000
  CURTISS-WRIGHT CORP     COM     231561101  16,780    360,000  SH      SOLE                 360,000
  CVS/CAREMARK CORPORAT   COM     126650100  7,609     208,750  SH      SOLE                 208,750
  DEAN FOODS              COM     242370104  10,836    340,000  SH      SOLE                 340,000
  DEL MONTE FOODS         COM     24522P103  13,558   1,115,000 SH      SOLE                1,115,000
  DELL INC.               COM     24702R101  16,702    585,000  SH      SOLE                 585,000
  DUKE ENERGY CORP.       COM     26441C105  11,192    611,560  SH      SOLE                 611,560
  DUPONT EI DE NEMOURS    COM     263534109  18,302    360,000  SH      SOLE                 360,000
  EMERSON ELECTRIC        COM     291011104  18,720    400,000  SH      SOLE                 400,000
  ENSCO INTERNATIONAL,    COM     26874Q100  12,760    209,150  SH      SOLE                 209,150
  EXXON MOBIL CORP.       COM     30231G102  18,034    215,000  SH      SOLE                 215,000
  FIFTH THIRD BANC        COM     316773100  11,136    280,000  SH      SOLE                 280,000
  FLORIDA ROCK INDUSTRI   COM     341140101  13,500    200,000  SH      SOLE                 200,000
  GANNETT INC.            COM     364730101  6,182     112,500  SH      SOLE                 112,500
  GENENTECH, INC          COM     368710406  16,645    220,000  SH      SOLE                 220,000
  GENERAL ELECTRIC CO.    COM     369604103  56,949   1,487,700 SH      SOLE                1,487,700
  HARLEY DAVIDSON         COM     412822108  7,153     120,000  SH      SOLE                 120,000
  ILLINOIS TOOL WORKS     COM     452308109  13,548    250,000  SH      SOLE                 250,000
  INTEL CORP              COM     458140100  19,008    800,000  SH      SOLE                 800,000
  INVESTORS FINANCIAL S   COM     461915100  22,047    357,500  SH      SOLE                 357,500
  JOHNSON & JOHNSON       COM     478160104  15,713    255,000  SH      SOLE                 255,000
  LOWE'S COS INC.         COM     548661107  17,647    575,000  SH      SOLE                 575,000
  MARATHON OIL CO.        COM     565849106  14,390    240,000  SH      SOLE                 240,000
  MASCO CORP              COM     574599106  12,812    450,000  SH      SOLE                 450,000
  MDU RESOURCES GROUP,    COM     552690109  15,773    562,500  SH      SOLE                 562,500
  MEDTRONIC INC.          COM     585055106  16,077    310,000  SH      SOLE                 310,000
  MICROSOFT CORP          COM     594918104  34,775   1,180,000 SH      SOLE                1,180,000
  MORGAN STANLEY CO.      COM     617446448  12,582    150,000  SH      SOLE                 150,000
  MURPHY OIL CORP.        COM     626717102  2,288      38,500  SH      SOLE                  38,500
  NEWELL RUBBERMAID INC   COM     651229106  11,772    400,000  SH      SOLE                 400,000
  ORACLE CORP             COM     68389X105  21,681   1,100,000 SH      SOLE                1,100,000
  OSHKOSH TRUCK CORP.     COM     688239201  16,988    270,000  SH      SOLE                 270,000
  PEPSI CO. INC.          COM     713448108  25,940    400,000  SH      SOLE                 400,000
  PETROLEUM & RESOURCES   COM     716549100  84,453   2,186,774 SH      SOLE                2,186,774
  PFIZER INC              COM     717081103  28,638   1,120,000 SH      SOLE                1,120,000
  PNC FINANCIAL SERVICE   COM     693475105  14,316    200,000  SH      SOLE                 200,000
  PROCTER & GAMBLE COMP   COM     742718109  20,805    340,000  SH      SOLE                 340,000
  PROSPERITY BANCSHARES   COM     743606105  6,552     200,000  SH      SOLE                 200,000
  ROHM & HAAS CO.         COM     775371107  21,872    400,000  SH      SOLE                 400,000
  RYLAND GROUP INC.       COM     783764103  11,398    305,000  SH      SOLE                 305,000
  SAFEWAY, INC            COM     786514208  13,272    390,000  SH      SOLE                 390,000
  SCHLUMBERGER LTD        COM     806857108  32,277    380,000  SH      SOLE                 380,000
  SENOMYX INC.            COM     81724Q107  7,425     550,000  SH      SOLE                 550,000
  SPECTRA ENERGY CORP.    COM     847560109  7,938     305,780  SH      SOLE                 305,780
  SPIRIT AEROSYSTEMS  COM CL A    848574109  14,240    395,000  SH      SOLE                 395,000
  TARGET CORP.            COM     87612E106  18,444    290,000  SH      SOLE                 290,000
  TEVA PHARMACEUTICAL I   COM     881624209  15,881    385,000  SH      SOLE                 385,000
  THE COCA-COLA CO.       COM     191216100  10,462    200,000  SH      SOLE                 200,000
  UNILEVER PLC ADR   SPON ADR NEW 904767704  17,743    550,000  SH      SOLE                 550,000
  UNITED PARCEL SERVICE COM CL B  911312106  11,315    155,000  SH      SOLE                 155,000
  UNITED TECHNOLOGIES     COM     913017109  21,279    300,000  SH      SOLE                 300,000
  WACHOVIA CORP.          COM     929903102  24,087    470,000  SH      SOLE                 470,000
  WELLS FARGO COMPANY     COM     949746101  22,861    650,000  SH      SOLE                 650,000
  WILMINGTON TRUST CORP   COM     971807102  15,068    363,000  SH      SOLE                 363,000
  WINDSTREAM CORP         COM     97381W104  4,578     310,178  SH      SOLE                 310,178
  WYETH COMPANY           COM     983024100  18,636    325,000  SH      SOLE                 325,000
  ZIMMER HLDGS INC.       COM     98956P102  10,611    125,000  SH      SOLE                 125,000
                                            1,404,857